[USAA]                       USAA MUTUAL FUND, INC.
[EAGLE]                      AGGRESSIVE GROWTH FUND
[LOGO]                   SUPPLEMENT DATED OCTOBER 27, 2000
                               TO THE PROSPECTUS
                             DATED DECEMBER 1, 1999


Effective October 27, 2000, the Aggressive Growth Fund (the Fund) is closed to new investors. New accounts will be accepted only through the close of business on October 27, 2000. Thereafter, new accounts will no longer be accepted. Investors who do not have open accounts in the Fund as of the close of business on October 27, 2000, will not be allowed to purchase shares of the Fund.

Current shareholders in this Fund may continue to make additional purchases and to reinvest dividends and capital gains into existing accounts. Once an account has been closed, additional investments may not be accepted.

The Fund reserves the right to resume sales of shares to new investors in the future. However, there is no present intention to do so.

                                                                     37091-1100
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                                                October 27, 2000



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      USAA Mutual Fund, Inc.
         1933 Act File No. 2-49560
         1940 Act File No. 811-2429
         --------------------------

Dear Sir/Madam:

Accompanying this letter for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, is a copy of a Supplement dated October 27, 2000 to the USAA Aggressive Growth Fund prospectus dated December 1, 1999.

If you should have any questions with respect to this filing, please contact me at (210) 498-8696.

                                                Sincerely,

                                                /s/Mark S. Howard

                                                Mark S. Howard
                                                Vice President
                                                Securities Counsel & Compliance

Enclosures
cc:  Philip H. Newman, Esq.
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